Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

	September 30, 2024	December 31, 2023
Brands	$169,341	$168,508
Software development costs	945,178	880,764
Customer relationships	1,551,967	1,541,507
Computer software	38,595	39,311
Gross carrying value	$2,705,081	$2,630,090

Brands	114,064	101,197
Software development costs	661,742	578,383
Customer relationships	858,201	756,463
Computer software	32,137	30,112
Accumulated amortization	$1,666,144	$1,466,155
Intangible assets, net	$1,038,937	$1,163,935